CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents		$ 135,562	$ 15,752,704
Other receivables, net	$ 4,704,455	2,976,482
Total current assets	21,532,070	21,704,144
Non-current assets:
Property, plant and equipment, net	3,834,651	4,149,145
Total non-current assets	12,744,788	14,807,433
Total assets	34,276,858	36,511,577
LIABILITIES
Other payables and accrued liabilities	11,447,052	11,389,737
Other payables - related party	164,943	186,503
Short-term loans	1,261,944	860,915
Convertible notes payable	1,393,499		739,189
Total current liabilities	17,408,208	18,281,724
Non-current liabilities	2,339,311	579,647
Total liabilities	19,747,519	18,861,371
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.01 par value, 100,000,000 shares authorized, 9,894,734, 5,382,383 shares issued and outstanding as of December 31, 2022 and 2021 respectively	98,947	53,824
Additional paid-in capital	44,145,826	36,281,992
Statutory reserves	2,143,252	2,143,252
Retained earnings	35,113,598	25,748,542
Accumulated other comprehensive losses	834,513	2,459,256
Total Blue Hat Interactive Entertainment Technology shareholders’ equity	12,108,940	15,189,782
Non-controlling interests	2,420,399	2,460,424
Total equity	14,529,339	17,650,206	58,949,708
Total liabilities and shareholders’ equity	34,276,858	36,511,577
Operating expenses:
General and administrative expenses	(6,369,245)	(32,032,186)	(2,488,320)
Research and development	(4,461,888)	(13,169,157)	(246,923)
Other income (expenses):
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	1,624,743	(717,560)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(1,624,743)	717,560
COMPREHENSIVE (LOSS) INCOME	40,025	2,918,680	(111,404)
Comprehensive income attributable to Blue Hat Interactive Entertainment Technology shareholders	11,029,824	59,337,060	(11,501,380)
Comprehensive income attributable to Blue Hat Interactive Entertainment Technology shareholders	(11,029,824)	(59,337,060)	11,501,380
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	9,365,056	57,135,940	(8,169,613)
Net income from discontinued operation			233,153
Net income from continuing operation	9,405,081	61,548,565	(8,047,864)
Changes in operating assets and liabilities:
Other receivables	385,105	(2,058,397)	(1,159,776)
Other payables and accrued liabilities	(52,501)	2,584,323	1,882,550
Net cash used in operating activities	1,598,493	22,284,750	(5,052,415)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(3,429)	(142,914)	(2,207,894)
Net cash used in investing activities	(6,336)	4,498,355	10,761,890
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loans			3,477,422
Repayment of short-term loans		(4,663,292)	(4,349,339)
Net cash used in investing activities	2,530,674	7,574,848	2,493,110
EFFECT OF EXCHANGE RATE ON CASH	(997,544)	1,113,717	3,547,033
NET CHANGES IN CASH AND CASH EQUIVALENTS	59,027	15,617,142	(321,976)
CASH AND CASH EQUIVALENTS, beginning of year	135,562	15,752,704	15,478,587
CASH AND CASH EQUIVALENTS, end of year		135,562	15,752,704
SUPPLEMENTAL CASH FLOW
Cash and cash equivalents	135,562	15,752,704
Restricted cash	1,129
Parent Company [Member]
Current assets:
Cash and cash equivalents	6,791	8,758	712,894
Other receivables, net	3,524,253	204,400
Total current assets	3,531,044	213,158
Non-current assets:
Property, plant and equipment, net	3,731,963	3,937,222
Investment in subsidiaries	17,619,903	21,873,789
Total non-current assets	21,351,866	25,811,011
Total assets	24,882,910	26,024,169
LIABILITIES
Other payables and accrued liabilities	8,041,502	8,364,775
Other payables - related party	3,799	9,188
Short-term loans
Convertible notes payable
Total current liabilities	8,045,301	8,373,963
Non-current liabilities	2,308,270
Total liabilities	10,353,571	8,373,963
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.01 par value, 100,000,000 shares authorized, 9,894,734, 5,382,383 shares issued and outstanding as of December 31, 2022 and 2021 respectively	98,947	53,824
Additional paid-in capital	44,145,826	36,281,992
Statutory reserves	2,143,252	2,143,252
Retained earnings	(35,113,598)	(25,748,542)
Accumulated other comprehensive losses	834,513	2,459,256
Total Blue Hat Interactive Entertainment Technology shareholders’ equity	12,108,940	15,189,782
Non-controlling interests	2,420,399	2,460,424
Total equity	14,529,339	17,650,206
Total liabilities and shareholders’ equity	24,882,910	26,024,169
Operating expenses:
General and administrative expenses	(2,621,808)	(1,169,384)	(1,307,167)
Research and development	(2,278,990)
Other income (expenses):
(Interest expense)/interest income	(100,314)	(169,366)	(175,386)
Other finance expenses	(6,998)	(10,442)	(18,442)
Equity income of subsidiaries and VIEs from continue operation	(4,396,971)	(60,199,373)	9,548,859
Equity income of subsidiaries and VIEs from discontinued operation		1,493,945	233,153
NET (LOSS) INCOME	(9,405,081)	(60,054,620)	8,281,017
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(1,624,743)	(717,560)	(3,220,363)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	1,624,743	717,560	3,220,363
COMPREHENSIVE (LOSS) INCOME	(11,029,824)	(59,337,060)	11,501,380
Less: Comprehensive income attributable to non-controlling interest	(40,025)	(2,918,680)	111,404
Comprehensive income attributable to Blue Hat Interactive Entertainment Technology shareholders	(10,989,799)	(56,418,380)	(11,389,976)
Comprehensive income attributable to Blue Hat Interactive Entertainment Technology shareholders	10,989,799	56,418,380	11,389,976
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	(9,405,081)	(60,054,620)	8,281,017
Net income from discontinued operation		1,493,945	233,153
Net income from continuing operation	(9,405,081)	(61,548,565)	8,047,864
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries and VIEs	4,396,971	60,199,373	(9,548,859)
Changes in operating assets and liabilities:
Depreciation of property and equipment	205,259	205,398	179,740
Other receivables	(3,319,855)	395,600
Other payables and accrued liabilities	(323,274)	5,869,181	925,409
Net cash used in operating activities	(8,445,980)	5,120,987	(395,846)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment			(2,159,910)
Investment in subsidiary	(1,767,824)	(14,923,600)	(7,660,000)
Net cash used in investing activities	(1,767,824)	(14,923,600)	(9,819,910)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issue of new shares			2,110,845
Proceeds from secured convertible promissory note Bonds			739,189
Underwriter’s partial exercise of over-allotment option, net of issuance costs	(7,908,956)	(12,830,780)
Proceeds from initial public offering, net of issuance costs
Other payables related party	(5,389)	5,880	3,039
Proceeds from short-term loans			2,998,994
Repayment of short-term loans		(2,998,994)
Proceeds from long-term loans - related party	914,771
Repayment of convertible payables		(739,189)
Proceeds from convertible payables	1,393,499
Net cash used in investing activities	10,211,837	9,098,477	5,852,067
EFFECT OF EXCHANGE RATE ON CASH
NET CHANGES IN CASH AND CASH EQUIVALENTS	(1,967)	(704,136)	(4,363,689)
CASH AND CASH EQUIVALENTS, beginning of year	8,758	712,894	5,076,583
CASH AND CASH EQUIVALENTS, end of year	6,791	8,758	712,894
SUPPLEMENTAL CASH FLOW
Cash and cash equivalents	6,791	8,758	712,894
Restricted cash
CASH AND CASH EQUIVALENTS, end of year	$ 6,791	$ 8,758	$ 712,894